Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Laboratory equipment and Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property, plant and equipment	10.00%
Computers, office furniture and equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property, plant and equipment	6.00%
Computers, office furniture and equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property, plant and equipment	33.00%